Business Combination and Divestiture of Wholly Owned Subsidiaries (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended			12 Months Ended
	Oct. 01, 2024	Jul. 30, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Business Acquisition [Line Items]
Professional fees							$ 569,431
Revenues			$ 19,458,110	$ 37,340,291		$ 104,418,809	89,811,240
Intangible amortization expense							3,054,088
Depreciation expense							6,725,306
Finance lease interest expense							1,126,167
Finance lease amortization							2,436,636
Finance lease interest expense decrease							815,408
Offering costs						$ 243,786
Preferred Shareholder [Member]
Business Acquisition [Line Items]
Dividend							$ 6,353,869
Convertible Preferred Stock Series A [Member]
Business Acquisition [Line Items]
Purchase price		$ 11,100,000
Dividend		$ 10,800,000
Endeavor Entities [Member]
Business Acquisition [Line Items]
Revenues					$ 28,045,368
Endeavor Crude, LLC [Member]
Business Acquisition [Line Items]
Purchase price	$ 116,300,000
Endeavor Crude, LLC [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Number of stock issued	33,621
Endeavor Crude, LLC [Member] | Series A Preferred Stock [Member]
Business Acquisition [Line Items]
Number of stock issued	107,789